SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Schedule of Variable Interest Entities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity
Total involvement with SPE assets	$ 536,710,000,000	$ 581,199,000,000
Consolidated VIE / SPE assets	102,790,000,000	105,433,000,000
Significant unconsolidated VIE assets	433,920,000,000	475,766,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	32,909,000,000	27,680,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	4,102,000,000	3,379,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	8,313,000,000	7,356,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	613,000,000	586,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	45,937,000,000	39,001,000,000
Citicorp
Variable Interest Entity
Total involvement with SPE assets	483,934,000,000	467,915,000,000
Consolidated VIE / SPE assets	100,050,000,000	96,333,000,000
Significant unconsolidated VIE assets	383,884,000,000	371,582,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	32,475,000,000	25,833,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,923,000,000	3,111,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	7,323,000,000	6,159,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	435,000,000	309,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	44,156,000,000	35,412,000,000
Citicorp | Credit card securitizations
Variable Interest Entity
Total involvement with SPE assets	60,211,000,000	52,229,000,000
Consolidated VIE / SPE assets	60,211,000,000	52,229,000,000
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Citicorp | Mortgage-backed securities - U.S. agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	236,771,000,000	239,204,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	236,771,000,000	239,204,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	5,063,000,000	3,583,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	19,000,000	36,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	5,082,000,000	3,619,000,000
Citicorp | Mortgage securitizations - Non-agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	8,071,000,000	7,711,000,000
Consolidated VIE / SPE assets	1,239,000,000	598,000,000
Significant unconsolidated VIE assets	6,832,000,000	7,113,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	560,000,000	583,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	560,000,000	583,000,000
Citicorp | Citi-administered asset-backed commercial paper conduits (ABCP)
Variable Interest Entity
Total involvement with SPE assets	29,181,000,000	31,759,000,000
Consolidated VIE / SPE assets	29,181,000,000	31,759,000,000
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Citicorp | Collateralized debt obligations (CDOs)
Variable Interest Entity
Total involvement with SPE assets	3,382,000,000	4,204,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	3,382,000,000	4,204,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	45,000,000	34,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	45,000,000	34,000,000
Citicorp | Collateralized loan obligations (CLOs)
Variable Interest Entity
Total involvement with SPE assets	13,099,000,000	16,883,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	13,099,000,000	16,883,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	1,692,000,000	1,938,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	1,692,000,000	1,938,000,000
Citicorp | Asset-based financing
Variable Interest Entity
Total involvement with SPE assets	62,577,000,000	45,884,000,000
Consolidated VIE / SPE assets	1,149,000,000	971,000,000
Significant unconsolidated VIE assets	61,428,000,000	44,913,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	22,891,000,000	17,341,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	63,000,000	74,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	2,185,000,000	1,004,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	333,000,000	195,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	25,472,000,000	18,614,000,000
Citicorp | Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Total involvement with SPE assets	12,280,000,000	12,716,000,000
Consolidated VIE / SPE assets	6,671,000,000	7,039,000,000
Significant unconsolidated VIE assets	5,609,000,000	5,677,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	3,000,000	29,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	3,670,000,000	3,881,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	3,673,000,000	3,910,000,000
Citicorp | Municipal investments
Variable Interest Entity
Total involvement with SPE assets	16,825,000,000	15,962,000,000
Consolidated VIE / SPE assets	70,000,000	223,000,000
Significant unconsolidated VIE assets	16,755,000,000	15,739,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,012,000,000	1,846,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	2,021,000,000	2,073,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	1,321,000,000	1,173,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	5,354,000,000	5,092,000,000
Citicorp | Client intermediation
Variable Interest Entity
Total involvement with SPE assets	1,745,000,000	1,778,000,000
Consolidated VIE / SPE assets	137,000,000	195,000,000
Significant unconsolidated VIE assets	1,608,000,000	1,583,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	10,000,000	145,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	10,000,000	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	20,000,000	145,000,000
Citicorp | Investment funds
Variable Interest Entity
Total involvement with SPE assets	31,474,000,000	32,324,000,000
Consolidated VIE / SPE assets	1,096,000,000	3,094,000,000
Significant unconsolidated VIE assets	30,378,000,000	29,230,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	16,000,000	191,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	382,000,000	264,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	124,000,000	81,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	522,000,000	536,000,000
Citicorp | Trust preferred securities
Variable Interest Entity
Total involvement with SPE assets	2,633,000,000	4,822,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	2,633,000,000	4,822,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	6,000,000	51,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	6,000,000	51,000,000
Citicorp | Other
Variable Interest Entity
Total involvement with SPE assets	5,685,000,000	2,439,000,000
Consolidated VIE / SPE assets	296,000,000	225,000,000
Significant unconsolidated VIE assets	5,389,000,000	2,214,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	183,000,000	143,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	1,451,000,000	649,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	23,000,000	20,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	73,000,000	78,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	1,730,000,000	890,000,000
Citicorp | Mortgage-backed securities
Funded and Unfunded Exposure
Private label mortgage-backed securities, outstanding	14,000,000,000	16,000,000,000
Citi Holdings
Variable Interest Entity
Total involvement with SPE assets	52,776,000,000	113,284,000,000
Consolidated VIE / SPE assets	2,740,000,000	9,100,000,000
Significant unconsolidated VIE assets	50,036,000,000	104,184,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	434,000,000	1,847,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	179,000,000	268,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	990,000,000	1,197,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	178,000,000	277,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	1,781,000,000	3,589,000,000
Citi Holdings | Credit card securitizations
Variable Interest Entity
Total involvement with SPE assets	292,000,000	1,867,000,000
Consolidated VIE / SPE assets	60,000,000	1,448,000,000
Significant unconsolidated VIE assets	232,000,000	419,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Citi Holdings | Mortgage-backed securities - U.S. agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	28,077,000,000	73,549,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	28,077,000,000	73,549,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	150,000,000	549,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	91,000,000	77,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	241,000,000	626,000,000
Citi Holdings | Mortgage securitizations - Non-agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	9,817,000,000	13,193,000,000
Consolidated VIE / SPE assets	65,000,000	1,695,000,000
Significant unconsolidated VIE assets	9,752,000,000	11,498,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	17,000,000	35,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	1,000,000	2,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	18,000,000	37,000,000
Citi Holdings | Student loan securitizations
Variable Interest Entity
Total involvement with SPE assets		1,520,000,000
Consolidated VIE / SPE assets		1,520,000,000
Significant unconsolidated VIE assets		0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments		0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments		0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments		0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives		0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs		0
Citi Holdings | Collateralized debt obligations (CDOs)
Variable Interest Entity
Total involvement with SPE assets	2,235,000,000	3,879,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	2,235,000,000	3,879,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	174,000,000	273,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	86,000,000	87,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	260,000,000	360,000,000
Citi Holdings | Collateralized loan obligations (CLOs)
Variable Interest Entity
Total involvement with SPE assets	1,020,000,000	2,733,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	1,020,000,000	2,733,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	54,000,000	358,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	111,000,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	54,000,000	469,000,000
Citi Holdings | Asset-based financing
Variable Interest Entity
Total involvement with SPE assets	1,323,000,000	3,508,000,000
Consolidated VIE / SPE assets	2,000,000	3,000,000
Significant unconsolidated VIE assets	1,321,000,000	3,505,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	37,000,000	629,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,000,000	3,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	86,000,000	258,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	126,000,000	890,000,000
Citi Holdings | Municipal investments
Variable Interest Entity
Total involvement with SPE assets	6,881,000,000	7,304,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	6,881,000,000	7,304,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,000,000	3,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	176,000,000	204,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	904,000,000	939,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	1,082,000,000	1,146,000,000
Citi Holdings | Investment funds
Variable Interest Entity
Total involvement with SPE assets	518,000,000	1,237,000,000
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	518,000,000	1,237,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	61,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	61,000,000
Citi Holdings | Other
Variable Interest Entity
Total involvement with SPE assets	2,613,000,000	4,494,000,000
Consolidated VIE / SPE assets	2,613,000,000	4,434,000,000
Significant unconsolidated VIE assets	0	60,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	$ 0	$ 0